Share-Based Compensation - Summary of Company's Employee Share Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Outstanding, Beginning balance	1,422,651
Number of options, Granted	14,976
Number of options, Exercised	(388,984)
Number of options, Forfeited	(171,250)
Number of options, Outstanding, Ending balance	877,393	1,422,651
Number of options, Vested and expected to vest, Ending balance	835,033
Number of options, Exercisable, Ending balance	310,571
Weighted average exercise price, Outstanding, Beginning balance	$ 38.87
Weighted average exercise price, Granted	85.31
Weighted average exercise price, Exercised	26.13
Weighted average exercise price, Forfeited	38.89
Weighted average exercise price, Outstanding, Ending balance	45.30	$ 38.87
Weighted average exercise price, Vested and expected to vest	45.85
Weighted average exercise price, Exercisable	38.31
Weighted average grant date fair value, Outstanding, Beginning balance	29.66
Weighted average grant date fair value, Outstanding, Granted	45.26	52.60	$ 30.23
Weighted average grant date fair value, Outstanding, Ending balance	34.14	$ 29.66
Weighted average grant date fair value, Vested or expected to vest	34.64
Weighted average grant date fair value, Exercisable	$ 31.11
Weighted average remaining contractual term	7 years 7 months 9 days	8 years 3 months 3 days
Weighted average remaining contractual term, Vested and expected to vest	7 years 7 months 17 days
Weighted average remaining contractual term, Exercisable	7 years 4 months 6 days
Aggregate intrinsic value of share options, Outstanding	$ 30,729	$ 56,505
Aggregate intrinsic value of share options, Vested and expected to vest	28,768
Aggregate intrinsic value of share options, Exercisable	$ 13,000